SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries.  All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, share-based compensation, income taxes, impairment of goodwill and indefinite-lived intangible assets, and purchase price allocation relating to business combination and impairment of long-term and short-term investments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand and term deposits which are highly liquid with a maturity of three months or less.
Restricted cash

Restricted cash

Restricted cash consists of bank deposits required by a service organization, which are restricted for a period of over one year. The balance was recorded in other non-current assets. See Note 12.

Term deposits

Term deposits

Term deposits are classified as held-to-maturity investments and carried at amortized cost. The term deposits mature within one year and are subject to penalty for early redemption before their maturity.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•                                          Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•                                          Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of available-for-sale securities and fair value of acquired assets are discussed in Note 20.

Investments

Investments

(1)                                 Short-term investments

The Group’s short-term investments comprise marketable securities which are classified as available-for-sale.  The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in equity.  Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. The Company’s held-to-maturity investments with contractual maturity dates less than one year are classified as short-term investments on the consolidated balance sheets and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. The Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows.  The amount due to other factors is recognized in the consolidated statements of comprehensive income (loss) if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery.  The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

(2)                                 Long-term investments

Equity method investments

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method.  Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.  Investment losses are recognized until the investment is fully written down as the Group does not guarantee the investee’s obligations nor it is committed to provide additional funding.

When the Group’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group’s consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding.  When the affiliated company subsequently reports income, the Group will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value.  Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs.  An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The fair value of the investment would then become the new cost basis of the investment.

Held-to-Maturityinvestment

Held-to-maturity investment includes debt securities that the Company purchased from Sofi Lending Corp., which will mature on July 3, 2032 and has a fixed annual interest rate of 4%.  The Company has the positive intent and ability to hold the securities to maturity.  The Company’s held-to-maturity investment is classified as long-term investments on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Accounts and notes receivables and allowance for doubtful accounts

Accounts and notes receivables and allowance for doubtful accounts

Accounts receivable represent those receivables derived in the ordinary course of business.  Notes receivable are bank accepted drafts related to trade receivables of advertising revenue with a maturity less than six months. An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.  No allowance is recorded for notes receivable as such balance is secured by the acceptance of the bank.

Equipment, net

Equipment, net

Equipment, net is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Intangible assets, net

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets with definite lives are carried at cost less accumulated amortization.  Amortization of definite-lived intangible assets is computed using the straight-line method or accelerated method over the following estimated average useful lives, which are as follows:

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcasters	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and web game cooperation agreement	2 years

Intangible assets with indefinite lives

Intangible assetswith indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.  The Company recorded $739, $2,219, and $nil impairment charges of intangible assets with indefinite life during the years ended December 31, 2010, 2011 and 2012.

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally by the straight-line method and accelerated method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.  The fair value of each reporting unit is estimated using a discounted cash flow methodology.  This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital.  The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions.  Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting.  The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Acquisition costs are expensed when incurred.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group used the fair value its common shares as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Treasury shares

Treasury shares

Treasury shares represent the company’s shares that have been issued and repurchased by the company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends. Treasury shares are recorded at cost.

Revenue recognition

Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Advertising revenues

The Group provides advertisement placement services in its SNS platforms and online games.  The Group primarily enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages.  The Group also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed.

For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Group principally enters into advertising placement contracts with advertisers’ advertising agents and the Group offers volume rebates to certain advertisers’ advertising agents.  The Group recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund.  Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Group.  If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Online game revenues

The Group generates revenues from the provision of online game, primarily web-based online game, services.  The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using the virtual currency.  The end users can purchase the virtual currency by making direct online payments or purchasing prepaid cards (“PP-Cards”).  The Group uses on-line payment services operated by independent service providers and pays a fee to such services. Net proceeds received from these services providers after deduction of services fees are recorded as deferred revenue. The Group sells PP-Cards through distributors at a discount to the face value of the PP-Card.  As the Group does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

The end users are required to use the access codes and passwords, either obtained from the PP-card or through direct online payment, to exchange the face value of these cards or through of direct online payment to virtual currency and deposit into their personal accounts.  End users consume the virtual currency by purchasing in-game merchandise or premium features online.  For the consumptive in-game merchandise or premium features, we recognize the revenues as the in-game merchandise or premium features are first used by the end users. For the permanent merchandise or premium features, we recognize the revenues according to the character of the in-game merchandise or premium features: if the lives of permanent merchandise or premium features can be estimated, revenue is recognized over the estimated lives of permanent merchandise or premium features; if the lives of permanent merchandise or premium features can not be estimated, revenue is recognized over the average period that players typically play the games. When different assumptions were used in deriving the estimated lives of in-game merchandise or premium features and the typical average play period of our games, the timing in which we record our revenues would be impacted.  The Group calculates the amount of revenues recognized for each unit of virtual currency consumed using moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Any deferred revenue remaining at the time the term of the inactive PP-cards is expired, which is normally 2 years from the purchase, is recognized as revenues at that time.  The amount associated with the unused virtual currency, which are without contractual expiration term, are carried as deferred revenues indefinitely as the Group was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users due to the short operating history of the Group.

The Group also entered into revenue sharing agreements with various third-party game developers.  Under these agreements, the Group provides links of the online games on the Group’s website while the third-party developers operate, including providing game software, hardware, technical support and customer services, the games.  All of the web games developed by third-party game developers can be accessed and played by game players on the Group’s platforms without downloading separate software.  The Group views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games.  The Group primarily collects payments from game players in connection with the sale of in-game currencies and remits the agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances.  Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency.  Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued.  Typically, a game will only be discontinued when the monthly revenue generated by a game becomes insignificant.  To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Online talent show revenue(“Woxiu”)

“Woxiu,” which translates into “a show of your own” in Chinese, is a virtual stage the Group offers at the platform of 56.com where grassroots musicians and performers can live-stream their performances and share with viewers. Fans of the performing user can chat along with the performer and other live audience and purchase consumable virtual items to show support to the performers.

All “Woxiu” live video shows are available free of charge and fans can purchase virtual items or features on the platform with virtual currencies called “56 beans” to support their favorite performers. The number of 56 beans consumed is kept track of by our operation system and will be deducted from users’ accounts automatically when the 56 beans are deemed as consumed.  Revenue is recognized monthly based on the number of 56 beans consumed. We pay the performers up to 35% of the amount of 56 beans consumed, or 40% if they enter into an exclusive service contract with us. We recognize the total revenue on a gross basis, and the commission paid to the performers is recorded as cost of revenues.

Renren open platform program

The Group’s open social networking platforms also allow its users to access for-purchase applications developed by third parties on its platform.  The Group is normally entitled to certain percentage of the payments received pursuant to the agreements entered with the third-party providers.  The Group recognizes this revenue on a net basis when cash is received from the end customer and remits to remaining payments to the third party provider.

Social commerce services

In June 2010, the Group began to engage in social commerce services through nuomi.com.  Third-party merchants agree to provide Nuomi users discounted prices when pre-agreed amount of Nuomi users sign up for a deal consisting of particular products, services or events provided by the merchants.  The Group recognizes revenue for the difference of the amounts it collects from Nuomi users and the amount the Group pays to the third-party merchants.  The revenues are recognized when all following criteria are met: (i) the number of participating users reaches the minimum requirement of the merchants; (ii) the participating users have made their payments to the Group; (iii) the Group have released the electronic coupons for the agreed discounted prices to the participating users; and (iv) The electronic coupons have been consumed by the participating users.  The payments received for unused coupons are initially recognized as other accounts payables and part of such balance is recognized as revenues when the above criteria have been met.

The third party merchants are responsible and liable for the quality of the products or services provided.  The Group holds the right to claim reimbursements from the third party merchants or deduct from the amounts payable to them.

Business taxes

Business taxes

The Company’s PRC subsidiaries and VIEs are subject to business taxes at the rate of 3.36% for wireless value added services (“WVAS”) revenue, 5.6% for games revenue and 8.6% for advertising revenue before a pilot value-added tax (“VAT”) reform program was officially launched on January 1, 2012 (“Pilot Program”) by the Chinese State Council. Businesses in the Pilot Program would pay VAT instead of business tax.  The Group reports revenue net of business taxes.  Business taxes deducted in arriving net revenue during 2010, 2011 and 2012 were $7,251, $9,468 and $5,685, respectively.

Value added taxes

Value added taxes

On January 1, 2012, the Chinese State Council officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. The Pilot Program initially applied only to transportation industry and “modern service industries” (“Pilot Industries”) in Shanghai and would be expanded to eight trial regions and nationwide if conditions permit.  In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program was to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries and VIEs of the Group became subject to VAT and related surcharges by various Chinese local tax authorities at rates ranging from 6.72% to 6.78% on revenue generated from providing services which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $7,143 and $1,837 for VIEs and VIE subsidiaries located in Shanghai and other regions for the year ended December 31, 2012, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other payables on the face of consolidated balance sheet.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, accounts and notes receivable, accounts payable, short-term investments, long-term investments, amounts due from related parties, amounts due to related parties.

The available-for-sale short-term investments are carried at fair value.

The carrying values of remaining financial instruments except for long term investments approximate their fair values, principally because of the short-term maturity of these instruments. Fair value of other long-term investments including cost and equity method investments and held-to-maturity investments are not carried at fair value because the fair value of those investments cannot be practicably made without incurring excessive costs.

Research and development expenses

Research and development expenses

Research and development expenses are incurred to develop new services and features for its SNS websites, as well as to develop new online games and further improve its technology infrastructure.  The Group has expensed all research and development costs when incurred.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is United States dollar (“US dollar”).  The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Taiwan and Korea are maintained in their local currencies,  Renminbi (“RMB”), Japanese Yen (“JPY”), New Taiwan dollar (“TWD”) and Korea Won (“KRW”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, TWD, KRW and JPY, translate their operating results and financial positions into US dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income or loss, unrealized gain (loss) on short-term investment and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Noncontrolling interest

Noncontrolling interest

Noncontrolling interests are separately presented as a component of equity in the consolidated financial statements. For noncontrolling interests related to the Group’s VIEs, because the Group is able to receive substantially all economic benefits and absorb the losses of such VIEs, no profit or loss is allocated to the noncontrolling interest of the VIEs. Accordingly, no amounts related to the VIEs were recognized for the years ended December 31, 2010, 2011 and 2012.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan.  Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary share, preference to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares.  The Group had convertible preferred shares, convertible redeemable preferred shares, stock options and warrants, which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares and convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the warrants and stock options is computed using the treasury stock method.

Warrants

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is potentially redeemable by the Group are classified as a financial instrument in the balance sheet.  The financial instrument will be a liability or an asset since, in the case of certain warrants issued by the Group, the Group can pursuant to the terms of the warrant require the holder to exercise the warrant.  They are initially measured at fair value at the date of issuance and subsequently re-measured at fair valued at the reporting date with changes in fair value recognized in earnings.

Accounting pronouncements newly adopted

Accounting pronouncements newly adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement.  The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework.  The guidance is largely consistent with existing fair value measurement principles in US GAAP.  The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

•                                          Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                                          Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs.  Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities.  Early application by public entities is not permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The guidance should be applied retrospectively.  For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income.  This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.  The Company has adopted this guidance on January 1, 2012 and has separately presented the consolidated statements of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment.  The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment.  The guidance permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued.  The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset.  If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset.  The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment.  In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods.  The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Concentration risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Group places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2010, 2011 and 2012.

Clients accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2011		2012
	Amount	%	Amount	%

Client A	1,619	10.9	N/A	N/A
Client B	N/A	N/A	2,184	12.1

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Group included aggregate amounts of $218,968 and $30,166 at December 31, 2011 and 2012, respectively, which were denominated in RMB.